SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 29, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 11, 2016
Subsequent Event [Line Items]
Outstanding receivables		$ 1,087
Options, Granted		120,000	215,000
Exercise price		$ 7.15	$ 8.66
Subsequent Event [Member] | Senior executives [Member]
Subsequent Event [Line Items]
Options, Granted	40,000
Exercise price	$ 7.63
Subsequent Event [Member] | Republic [Member]
Subsequent Event [Line Items]
Outstanding receivables					$ 306